Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,075,000.00
Previously Paid Amount	0.00
Total Fee Amount	9,962.98
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 9,962.98
Narrative - Max Aggregate Offering Price	$ 65,075,000.00
Final Prospectus	true